FIXED ASSETS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
FIXED ASSETS
Depreciation expense	$ 16,600	$ 0	$ 16,600	$ 0